Equity instruments	12 Months Ended
Dec. 31, 2023
Equity Instruments
Equity instruments

7.	Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances in the "Equity Instruments" line item is as follows:

In BRL thousands	2023	2022	2021

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	3,422,154	2,605,279	2,498,317
Financial Assets Measured at Fair Value Through Other Comprehensive Income	15,953	33,493	29,187
Total	3,438,107	2,638,772	2,527,504

Type:
Shares of domestic companies	1,955,931	1,458,883	1,869,824
Shares of foreign companies	99,424	60,235	48,825
Investment funds (1)	1,382,752	1,119,654	608,855
Total	3,438,107	2,638,772	2,527,504
(1)	Primarily composed of investments in fixed income assets and both government and private securities.

b) Changes

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Profit or Loss" were as follows:

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	2,605,279	2,498,317	2,257,188
Additions/Disposals (Net)	816,875	106,962	241,129
Balance at the end of the fiscal year	3,422,154	2,605,279	2,498,317

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Other Comprehensive Income" were as follows:

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	33,493	29,187	72,173
Additions/Disposals (Net)	(17,540)	4,306	(42,986)
Balance at the end of the fiscal year	15,953	33,493	29,187